Note 16 - Share-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 05, 2026	Dec. 19, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021	Jan. 04, 2026	Dec. 18, 2025	Sep. 30, 2019
Share-Based Payment Arrangement, Expense			$ 795	$ 236	$ 102
Ordinary Shares [Member]
Share Consolidation Unit, Shares Converted							20	20
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.002	$ 0.002	$ 0.002	$ 0.0001			$ 0.0001	$ 0.0001
Shares Consolidation Unit, Share Issued	1	1
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	88,880		4,334	88,880	0
The 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			5,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized, Percentage of Outstanding Shares			10.00%
The 2020 Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted				1,776,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number				1,776,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 26	$ 1,877
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			1 year 9 months 18 days	3 years 8 months 12 days
The 2020 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense			$ 795	$ 236
The 2019 Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									2,250,000
Share-Based Payment Arrangement, Expense				$ 0	$ 102
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						2,250,000